Debt and Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of June 30, 2023 and December 31, 2022:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	June 30, 2023		December 31, 2022
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,309,858	6.53%	$1,367,858	5.78%	August 2027
TL 2019 Term Loan	121,503	3.50%	127,293	3.50%	December 2026
TL 2021-1 Term loan	57,515	2.65%	60,314	2.65%	February 2028
TL 2021-2 Term Loan	184,825	2.90%	192,202	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,206,041	6.75%	1,239,440	6.00%	November 2028
TMCL VII 2020-1 Bonds	306,577	3.06%	332,413	3.06%	August 2045
TMCL VII 2020-2 Bonds	446,788	2.26%	476,279	2.26%	September 2045
TMCL VII 2020-3 Bonds	165,695	2.15%	175,750	2.15%	September 2045
TMCL VII 2021-1 Bonds	445,948	1.72%	467,881	1.72%	February 2046
TMCL VII 2021-2 Bonds	538,325	2.27%	564,373	2.27%	April 2046
TMCL VII 2021-3 Bonds	512,000	1.98%	536,000	1.98%	August 2046
Total debt obligations (2)	$5,295,075		$5,539,803
Unamortized debt premiums and discounts	$(30,226)		$(34,884)
Debt, net of unamortized costs	$5,264,849		$5,504,919
Debt, net of unamortized costs - current	$392,720		$377,898
Debt, net of unamortized costs - non-current	$4,872,129		$5,127,021
(1)
Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
(2)
The fair value of total debt based on the borrowing rates available to the Company was approximately $4,859,159 and $5,107,874 at June 30, 2023 and December 31, 2022, respectively, and was measured using Level 2 inputs.

Summary of Outstanding Fixed-Rate and Floating-Rate Debt	The following table summarizes the Company’s outstanding fixed-rate and floating-rate debt as of June 30, 2023:

	Balance Outstanding	Contractual Weighted Average Interest Rate
Excluding impact of derivative instruments:
Fixed-rate debt	$2,779,176	2.31%
Floating-rate debt	2,515,899	6.63%

Including impact of derivative instruments:
Fixed-rate debt	2,779,176	2.31%
Hedged floating-rate debt	2,084,869	3.16%
Total fixed and hedged debt	4,864,045	2.67%
Unhedged floating-rate debt	431,030	6.57%
Total	$5,295,075	2.99%

Summary of Derivative Instruments

The following table summarizes the Company’s derivative instruments as of June 30, 2023:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through December 31, 2033 (1)	$2,084,869
Total notional amount as of June 30, 2023	$2,084,869

(1)
Excludes the Company’s interest rate swap contract with an effective date in a future period (“forward starting interest rate swap”). In February 2022, the Company entered into a forward starting interest rate swap with a bank that was indexed to daily SOFR and with an initial notional amount of $100,000. The Company pays a fixed rate at 1.96% and with an effective date of February 28, 2024 and termination date of February 28, 2034.

Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheet

The following table summarizes the fair value of derivative instruments on the consolidated balance sheet as of June 30, 2023:

Fair Values of Derivative Instruments
Assets (liabilities), net
Balance at December 31, 2022	$149,244
Change in derivative instruments designated as cash flow hedges	32,239
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(34,964)
Balance at June 30, 2023	$146,519

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and six months ended June 30, 2023 and 2022:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivative instruments	Financial Statement Line Item	2023	2022	2023	2022
Designated	Other comprehensive income (expense)	$45,823	$29,720	$32,239	$89,100
Designated	Interest income (expense)	$18,570	$(1,004)	$34,964	$(4,295)